RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Services provided by related parties	¥ 0		¥ 1,259	¥ 57,890
Services provided to related parties	0		0	2,099
Amounts due from related parties	41,750				$ 6,551
Amounts due to related parties	23,967		25,289		$ 3,761
Loans to related parties	41,750	$ 6,551		50,884
Shenzhen Boya
Related Party Transaction [Line Items]
Services provided to related parties	0		0	6
Beijing Jiuzao
Related Party Transaction [Line Items]
Amounts due to related parties	4,704		182
Nanjing Lefang
Related Party Transaction [Line Items]
Services provided to related parties	0		0	1,994
Amounts due to related parties	19,218		18,834
Shanghai Qiuzhi
Related Party Transaction [Line Items]
Services provided to related parties	0		0	99
Hangzhou Shuyun
Related Party Transaction [Line Items]
Amounts due to related parties	18		18
Zhuhai Hengqin Payment
Related Party Transaction [Line Items]
Amounts due to related parties	27		4,731
Others
Related Party Transaction [Line Items]
Services provided by related parties	0			20
Hainan Chenxi
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 41,750		0
Interest rate on loans receivable (in percent)	0.00%	0.00%
Niche Global Fintech Corporation Limited
Related Party Transaction [Line Items]
Amounts due to related parties			1,524
Investors and borrower acquisition and referral services
Related Party Transaction [Line Items]
Services provided by related parties	¥ 0		901	42,770
Investors and borrower acquisition and referral services | Beijing Shunwei
Related Party Transaction [Line Items]
Services provided by related parties	0			1,221
Investors and borrower acquisition and referral services | Shenzhen Boya
Related Party Transaction [Line Items]
Services provided by related parties	0			4,696
Investors and borrower acquisition and referral services | Beijing Jiuzao
Related Party Transaction [Line Items]
Services provided by related parties	0		852	7,257
Investors and borrower acquisition and referral services | Nanjing Lefang
Related Party Transaction [Line Items]
Services provided by related parties	0			29,476
Investors and borrower acquisition and referral services | Shanghai Qiuzhi
Related Party Transaction [Line Items]
Services provided by related parties	0		49	120
Credit inquiry services
Related Party Transaction [Line Items]
Services provided by related parties	0		358	5,925
Credit inquiry services | Hangzhou Shuyun
Related Party Transaction [Line Items]
Services provided by related parties	0		¥ 358	5,925
Payment processing service
Related Party Transaction [Line Items]
Services provided by related parties	0			9,175
Payment processing service | Zhuhai Hengqin Payment
Related Party Transaction [Line Items]
Services provided by related parties	¥ 0			¥ 9,175